Reserves (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Reserves

	Note	June 30	December 31
(in thousands)		2021	2020

Reserves
Share purchase warrants	18.1	$83,077	$83,077
Share purchase options	18.2	21,789	21,855
Restricted share units	18.3	5,602	6,815
Long-term investment revaluation reserve, net of tax	18.4	(43,143)	15,135

Total reserves		$67,325	$126,882

Summary of Share Purchase Warrants
18.1.	Share Purchase Warrants
The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding	10,000,000	$43.75	1.00	$83,077

Summary of Fair Value of Share Purchase Options
The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Six Months Ended June 30

	2021	2020

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$49.86	Cdn$33.47

Expected dividend yield	1.53%	1.78%

Expected volatility	35%	30%

Risk-free interest rate	0.51%	0.52%

Expected option life, in years	3.0	2.5

Weighted average fair value per option granted	Cdn$10.69	Cdn$5.57

Number of options issued during the period	317,560	451,110

Total fair value of options issued (000’s)	$2,720	$1,807

Disclosure of Share Purchase Options Reserve
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2020 to June 30, 2021 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2020	2,394,490	Cdn$27.08

Granted (fair value - $2 million or Cdn$5.57 per option)	451,110	33.47
Exercised	(374,235)	24.83
At March 31, 2020	2,471,365	Cdn$28.91
Exercised	(486,720)	26.25
At June 30, 2020	1,984,645	Cdn$29.40

Exercised	(195,408)	25.98
Forfeited	(2,420)	32.01
At December 31, 2020	1,786,817	Cdn$29.54

Granted (fair value - $3 million or Cdn$10.69 per option)	317,560	49.86
Exercised	(258,000)	23.24
At March 31, 2021	1,846,377	Cdn$33.90
Exercised	(31,745)	28.29

At June 30, 2021	1,814,632	Cdn$33.92
As it relates to share purchase options, during the three months ended June 30, 2021, the weighted average share price at the time of exercise was Cdn$56.47 per share (six months - Cdn$50.02 per share), as compared to Cdn$59.87 per share (six months - Cdn$50.87 per share) during the comparable period in 2020.

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2020 to June 30, 2021 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2020	366,323	$21.67

Granted (fair value - $3 million)	131,730	24.08
Released	(124,910)	22.29

At March 31, 2020	373,143	$22.32

Granted	1,230	43.61
Released	(3,495)	20.85

At June 30, 2020	370,878	$22.40
Forfeited	(620)	24.11

At December 31, 2020	370,258	$22.40

Granted (fair value - $4 million)	96,680	39.95
Released	(116,180)	24.10

At March 31, 2021	350,758	$26.68
Released	(700)	22.12

At June 30, 2021	350,058	$26.69

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2020 to June 30, 2021 is presented below:

(in thousands)	Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2020	$57,062	$(9,853)	$47,209

Unrealized gain (loss) on LTIs 1	(154,143)	9,853	(144,290)

At March 31, 2020	$(97,081)	$-	$(97,081)

Unrealized gain (loss) on LTIs 1	105,521	(4,698)	100,823

Reallocate reserve to retained earnings upon disposal of LTIs 1	(30)	4	(26)

At June 30, 2020	$8,410	$(4,694)	$3,716

Unrealized gain (loss) on LTIs 1	74,478	(7,021)	67,457

Reallocate reserve to retained earnings upon disposal of LTIs 1	(60,785)	4,747	(56,038)

At December 31, 2020	$22,103	$(6,968)	$15,135

Unrealized gain (loss) on LTIs 1	(217)	(2,137)	(2,354)

Reallocate reserve to retained earnings upon disposal of LTIs 1	(60,530)	7,411	(53,119)

At March 31, 2021	$(38,644)	$(1,694)	$(40,338)

Unrealized gain (loss) on LTIs 1	(2,326)	(479)	(2,805)

At June 30, 2021	$(40,970)	$(2,173)	$(43,143)

1)	LTIs refers to long-term investments in common shares held.